Work in Progress, Net (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Work in Progress
As of December 31, this account comprises:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Unbilled receivable concessions in progress (a)	23,117	—	—	—	23,117	—
Work in progress (b)	49,457	186,433	49,457	186,433	—	—

	72,574	186,433	49,457	186,433	23,117	—

Summary of Work in Progress Grouped by Main Projects
Below are the work in progress grouped by the main projects:

	2019	2020
Infrastructure
Road operation and maintenance	23,117	—

	23,117	—

Engineering and construction
Engineering and Construction Works — GYM Chile S.p.A.	19,531	97,561
Talara Refinery	20,126	15,468
North Concentrator Plant of Quellaveco	1,033	50,216
Ground transport tunnel of Quellaveco	—	18,485
Others	8,767	4,703

	49,457	186,433

	72,574	186,433